Goodwill and intangible assets - Summary of movements of goodwill and intangible assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		$ 8,765
Amortization charge		653	$ 590	$ 1,078
Impairment charges	$ 61	(62)	(225)	(167)
Intangible assets and goodwill at end of period		9,689	8,765
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		20,507	20,032
Impact of business combination		1,025
Impact of asset acquisitions		407
Additions		208	483
Reclassifications			0
Disposals and derecognitions		(9)	(8)
Intangible assets and goodwill at end of period		22,138	20,507	20,032
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(11,742)	(10,935)
Amortization charge		(653)	(590)
Disposals and derecognitions		8	8
Impairment charges		(62)	(225)
Intangible assets and goodwill at end of period		(12,449)	(11,742)	(10,935)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		8,905
Intangible assets and goodwill at end of period		8,970	8,905
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		8,905	8,905
Impact of business combination		65
Intangible assets and goodwill at end of period		8,970	8,905	8,905
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		0	0
Intangible assets and goodwill at end of period		0	0	0
Alcon brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,980
Intangible assets and goodwill at end of period		2,980	2,980
Alcon brand name | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		2,980	2,980
Intangible assets and goodwill at end of period		2,980	2,980	2,980
Alcon brand name | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		0	0
Intangible assets and goodwill at end of period		0	0	0
Acquired in-process research & development
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		557
Intangible assets and goodwill at end of period		739	557
Acquired in-process research & development | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		737	727
Impact of business combination		175
Impact of asset acquisitions		10
Additions		0	20
Reclassifications			(10)
Disposals and derecognitions		(2)
Intangible assets and goodwill at end of period		920	737	727
Acquired in-process research & development | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(180)	0
Disposals and derecognitions		2
Impairment charges		(3)	(180)
Intangible assets and goodwill at end of period		(181)	(180)	0
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		131
Intangible assets and goodwill at end of period		91	131
Technologies | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		5,369	5,369
Intangible assets and goodwill at end of period		5,369	5,369	5,369
Technologies | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(5,238)	(5,199)
Amortization charge		(40)	(39)
Intangible assets and goodwill at end of period		(5,278)	(5,238)	(5,199)
Currently marketed products
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		1,332
Intangible assets and goodwill at end of period		2,380	1,332
Currently marketed products | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		4,803	4,440
Impact of business combination		850
Impact of asset acquisitions		385
Additions		151	359
Reclassifications			10
Disposals and derecognitions		0	(6)
Intangible assets and goodwill at end of period		6,189	4,803	4,440
Currently marketed products | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(3,471)	(3,197)
Amortization charge		(279)	(235)
Disposals and derecognitions		0	6
Impairment charges		(59)	(45)
Intangible assets and goodwill at end of period		(3,809)	(3,471)	(3,197)
Marketing know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		3,338
Intangible assets and goodwill at end of period		3,099	3,338
Marketing know-how | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		5,960	5,960
Intangible assets and goodwill at end of period		5,960	5,960	5,960
Marketing know-how | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(2,622)	(2,384)
Amortization charge		(239)	(238)
Intangible assets and goodwill at end of period		(2,861)	(2,622)	(2,384)
Other (including software)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		427
Intangible assets and goodwill at end of period		400	427
Other (including software) | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		658	556
Impact of asset acquisitions		12
Additions		57	104
Reclassifications			0
Disposals and derecognitions		(7)	(2)
Intangible assets and goodwill at end of period		720	658	556
Other (including software) | Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period		(231)	(155)
Amortization charge		(95)	(78)
Disposals and derecognitions		6	2
Impairment charges			0
Intangible assets and goodwill at end of period		$ (320)	$ (231)	$ (155)